REPOSITIONING AND OTHER (GAINS) CHARGES - Pretax Distribution of Total Net Repositioning (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Reserve Disclosures [Line Items]
Total net repositioning and other (gains) charges	$ (167)	$ 239	$ 844
Cost of products and services sold
Restructuring Reserve Disclosures [Line Items]
Total net repositioning and other (gains) charges	513	109	680
Selling, general and administrative expenses
Restructuring Reserve Disclosures [Line Items]
Total net repositioning and other (gains) charges	122	113	163
Other (income) expense
Restructuring Reserve Disclosures [Line Items]
Total net repositioning and other (gains) charges	$ (802)	$ 17	$ 1